UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Management L.L.C.

Address:  101 Park Avenue
          New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869


Signature, Place and Date of Signing:


/s/ Elouise Manhertz           New York, New York           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $433,882
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                      FORM 13F INFORMATION TABLE
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COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7             COLUMN 8

                             TITLE                        VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER           VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS       SOLE  SHARED  NONE
ACE LTD                      SHS             H0023R105    6,469      121000  SH          SOLE       1            121,000     0    0
AMAZON COM INC               COM             023135106    2,586       27700  SH          SOLE       1             27,700     0    0
ANGEION CORP                 COM             03462H404      465      119508  SH          SOLE       1            119,508     0    0
APPLE INC                    COM             037833100   14,902       80400  SH          SOLE       1             80,400     0    0
ARCH CAP GROUP LTD           ORD             G0450A105    6,416       95000  SH          SOLE       1             95,000     0    0
AXIS CAPITAL HOLDINGS        SHS             G0692U109    7,153      237000  SH          SOLE       1            237,000     0    0
BAIDU INC                    SPON ADR REP A  056752108    3,455        8835  SH          SOLE       1              8,835     0    0
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109   18,250      768400  SH          SOLE       1            768,400     0    0
CANADIAN NAT RES LTD         COM             136385101   15,158      225600  SH          SOLE       1            225,600     0    0
CARNIVAL CORP                PAIRED CTF      143658300      331        9950  SH          SOLE       1              9,950     0    0
COMCAST CORP NEW             CL A            20030N101    1,401       83000  SH          SOLE       1             83,000     0    0
ENCANA CORP                  COM             292505104    1,210       21000  SH          SOLE       1             21,000     0    0
FIDELITY NATL INFORMATION SV COM             31620M106   16,142      632777  SH          SOLE       1            632,777     0    0
FIRST OPPORTUNITY FD INC     COM             33587T108       88       13737  SH          SOLE       1             13,737     0    0
GENOPTIX INC                 COM             37243V100   15,238      438112  SH          SOLE       1            438,112     0    0
GOLDMAN SACHS GROUP INC      COM             38141G104    3,171       17200  SH          SOLE       1             17,200     0    0
IAC INTERACTIVECORP          COM PAR $.001   44919P508    2,019      100000  SH          SOLE       1            100,000     0    0
LAMAR ADVERTISING CO         CL A            512815101   17,287      630000  SH          SOLE       1            630,000     0    0
MASTERCARD INC               CL A            57636Q104   21,549      106600  SH          SOLE       1            106,600     0    0
MAXIM INTEGRATED PRODS INC   COM             57772K101   15,330      845100  SH          SOLE       1            845,100     0    0
MONSANTO CO NEW              COM             61166W101   16,951      219000  SH          SOLE       1            219,000     0    0
MONSANTO CO NEW              COM             61166W101   22,834      295000      CALL    SOLE       1            295,000     0    0
NEXEN INC                    COM             65334H102   16,609      735900  SH          SOLE       1            735,900     0    0
OCCIDENTAL PETE CORP DEL     COM             674599105   13,328      170000  SH          SOLE       1            170,000     0    0
PARTNERRE LTD                COM             G6852T105    7,309       95000  SH          SOLE       1             95,000     0    0
QUALCOMM INC                 COM             747525103    2,164       48100  SH          SOLE       1             48,100     0    0
RENAISSANCERE HOLDINGS LTD   COM             G7496G103    7,902      144300  SH          SOLE       1            144,300     0    0
RYANAIR HOLDINGS PLC         SPONSORED ADR   783513104    3,863      133022  SH          SOLE       1            133,022     0    0
SBA COMMUNICATIONS CORP      COM             78388J106    7,768      287400  SH          SOLE       1            287,400     0    0
SEALED AIR CORP NEW          COM             81211K100      954       48600  SH          SOLE       1             48,600     0    0
SEARS HLDGS CORP             COM             812350106    4,467       68400      PUT     SOLE       1             68,400     0    0
SEMPRA ENERGY                COM             816851109    1,454       30200  SH          SOLE       1             30,200     0    0
SKYWORKS SOLUTIONS INC       COM             83088M102   18,143     1370300  SH          SOLE       1          1,370,300     0    0
SOLUTIA INC                  COM NEW         834376501   20,265     1750000  SH          SOLE       1          1,750,000     0    0
SONOCO PRODS CO              COM             835495102      657       23870  SH          SOLE       1             23,870     0    0
SUNCOR ENERGY INC            COM             867229106    2,616       75700  SH          SOLE       1             75,700     0    0
TALISMAN ENERGY INC          COM             87425E103   18,746     1081100  SH          SOLE       1          1,081,100     0    0
TERADATA CORP DEL            COM             88076W103   19,236      699000  SH          SOLE       1            699,000     0    0
THERMO FISHER SCIENTIFIC INC COM             883556102   18,988      434800  SH          SOLE       1            434,800     0    0
ULTRA PETROLEUM CORP         COM             903914109   13,160      268800  SH          SOLE       1            268,800     0    0
UNITEDHEALTH GROUP INC       COM             91324P102    8,751      349500  SH          SOLE       1            349,500     0    0
VISA INC                     COM CL A        92826C839   19,361      280150  SH          SOLE       1            280,150     0    0
WAL MART STORES INC          COM             931142103   19,736      402033  SH          SOLE       1            402,033     0    0


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